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October 20, 2005

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:   Nationwide Variable Account of
           Nationwide Life Insurance Company
           SEC File No.  333-80481
           CIK No. 0000202713

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 15 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2005.

Please contact the undersigned at (614) 677-0863 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY


/S/ KEITH W. HINZE

Keith W. Hinze
Variable Products Securities Counsel


Home Office:  One Nationwide Plaza                         Nationwide Insurance
Columbus, Ohio 43215-2220                                  Nationwide Financial

               Legal Counsel to the Nationwide Insurance Companies
                         and their Associated Companies